Condensed Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Statement Of Financial Position
Common stock, par or stated value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	32,473,282	7,268,948	850,110
Common Stock, shares outstanding	32,473,282	7,268,948	850,110